RELATED PARTY TRANSACTIONS (Details 2) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Total	$ 745,479	$ 249,235
Kai Huang [Member]
Related Party Transaction [Line Items]
Total		68,500
Dongxin Zhou [Member]
Related Party Transaction [Line Items]
Total	2,094
Ning Ding [Member]
Related Party Transaction [Line Items]
Total	200,258
P S M Z J K [Member]
Related Party Transaction [Line Items]
Total	20,447	1,097
Ning Ding 1 [Member]
Related Party Transaction [Line Items]
Total	431,004	179,246
Chaoyong Xu [Member]
Related Party Transaction [Line Items]
Total	37,088
Huiming Liu [Member]
Related Party Transaction [Line Items]
Total	37,088
Kai Ding [Member]
Related Party Transaction [Line Items]
Total	11,982
Dongxin Zhou 1 [Member]
Related Party Transaction [Line Items]
Total	5,451
Jieke Zhu [Member]
Related Party Transaction [Line Items]
Total	$ 67	$ 392